Marketable securities (Tables)	12 Months Ended
Dec. 31, 2019
Marketable Securities [Abstract]
Marketable Securities Held
The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

	Successor	Successor
(In $ millions)	December 31, 2019	December 31, 2018
Seadrill Partners - Common units	2	45
Archer	9	12
Total marketable securities	11	57

Gross Realized Gains and Losses Related to Marketable Securities
The below table shows the gain and losses recognized through net income for the periods presented in this report since the adoption of ASU 2016-01.

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Seadrill Partners - Common Units - unrealized loss on marketable securities	(43)	(45)	(5)
Archer - unrealized (loss)/gain on marketable securities	(3)	(19)	2
Total unrealized loss on marketable securities	(46)	(64)	(3)
The below table shows the gain and losses recognized through other comprehensive income for the periods presented in this report before the adoption of ASU 2016-01.

Predecessor
(In $ millions)	Year ended December 31, 2017
Seadrill Partners - Common Units - unrealized loss on marketable securities	(14)
Archer - unrealized gain on marketable securities	28
Total unrealized gain on marketable securities	14